First Trust Portfolios L.P.

120 EAST LIBERTY DRIVE

SUITE 400

WHEATON, ILLINOIS 60187

April 1, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: THE FIRST TRUST(R) COMBINED SERIES 390

(SEC File No. 333-178194)(CIK No. 1530139)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 1, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on March 28, 2013.

Very truly yours,

First Trust Portfolios L.P.